Share-based payment arrangements	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Share-based payment arrangements	16. Share-based payment arrangements
In connection with the TSX listing, on September 22, 2020, the Company closed new participation in its long-term incentive stock plan (the “Legacy Option Plan”) to directors, officers, employees and consultants. In its place, a new long-term incentive plan (the “Omnibus Incentive Plan”) was authorized.
Omnibus Incentive Plan
The Omnibus Incentive Plan permits the Company to grant awards of options, RSUs, PSUs and DSUs to eligible participants.
Vested RSUs, PSUs and DSUs will be settled by the issuance of shares at the settlement date. Stock options vest over a period of up to five years after being granted. DSUs vest immediately as they are granted for past services. RSUs and PSUs vest over a period of up to three years.
Legacy Option Plan
On September 21, 2017, the Company authorized the Legacy Option Plan which provides for the grant of stock options to directors, officers, employees and consultants. All stock options are to be settled by the delivery of shares. The shares subject to the Legacy Option Plan are exercisable for Subordinate Voting Shares. Under the Legacy Option Plan, the Company authorized for issuance the maximum of 11,704,100 stock options.
The stock options expire 10 years after the date of grant and are subject to possible earlier exercise and termination under certain circumstances. Under the Legacy Option Plan unless otherwise decided by the Company, stock options vest in equal installments over five years and the expense is recognized following the accelerated method as each installment is fair valued separately and recorded over the respective vesting periods.
Share-based payments continuity
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2022 and 2021:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2021	—	—	3,076	6,970,505	16.59
Forfeited	(617)	—	—	(264,395)	30.06
Granted	972,714	1,395,169	7,295	3,374,192	117.25
Exercised	—	—	—	(1,233,084)	7.29
Outstanding, end of year 2021	972,097 [1]	1,395,169	10,371	8,847,218	55.87
Forfeited	(53,947)	—	—	(194,517)	53.96
Granted	3,067,155	383,262	38,225	41,845	37.97
Exercised	(92,662)	—	—	(100,257)	20.69
Outstanding, end of year 2022	3,892,643 [1]	1,778,431	48,596	8,594,289	56.24

Exercisable, end of year 2021	—	—	10,371	2,656,976	8.95
Exercisable, end of year 2022	241,732	141,122	48,596	3,762,900	22.30

Granted - Weighted average grant date fair value 2021	$97.11	$92.74	$71.65	$31.48	—
Granted - Weighted average grant date fair value 2022	$38.45	$49.76	$30.79	$7.01	—
[1] 484,590 RSUs outstanding were granted in 2021 to a third party consultant. However the Company and the third party consultant only reached a mutual understanding of the services to be rendered by the consultant in 2022. As a result, the accounting grant date of the 484,590 RSUs was met in March 2022. The fair value of the services of $25,000 was estimated at the grant date.
Share-based payments by exercise price
The table below summarizes the share-based payments units outstanding based on the greater of the exercise price and the share price to be reached under the market performance conditions:

	As at December 31, 2022		For the year ended December 31, 2022
	Units outstanding	Unrecognized share-based payments	Share-based payments
		$	$

$0.00 - $37.51	9,908,931	121,004	78,388
$47.21 - $78.58	727,407	1,582	3,546
$104.53 and above	3,677,621	71,519	57,169
Total	14,313,959	194,105	139,103
As at December 31, 2022, unrecognized share-based payments expense was approximately $194,105. The period over which such expense will be recognized is 4 years (0.9 year on a weighted average basis).
Grant date fair value
The fair value of stock options granted during the years ended December 31, 2022 and 2021, was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2022	2021
Share price	$37.97	$117.25
Exercise price	$37.97	$117.25
Risk-free interest rate	2.98%	1.08%
Expected volatility	41.3%	33.4%
Expected term	1.1 years	5.9 years
The risk-free interest rate is based on the yield of a zero coupon US government security with a maturity equal to the expected life of the option from the date of the grant. For option granted prior to the TSX listing, the assumption of expected volatility is based on the average historical volatility of comparable companies for the period immediately preceding the option grant. For options granted after the TSX listing, expected volatility is determined using the limited historical volatility of the Company's stock since its TSX listing as well as the volatility of peers company in the same industry over the expected term of the options granted. The Company does not anticipate paying any cash dividends in the foreseeable future and, therefore, uses an expected dividend yield of zero in the option-pricing model.
The PSUs, RSUs and DSUs grant date fair value was determined by using the quoted share price on the date of issuance. During the year ended December 31, 2022, 383,262 PSUs awarded included performance conditions and the right to these units will vest upon meeting the related performance criteria. These units had a maximum payout of 200% and could result in an additional 383,262 shares being issued.
In 2021, the market conditions associated with PSUs or options were considered using a Monte Carlo simulation to estimate the Company’s potential future share price. The main assumption of the simulation is the expected volatility of the share price which was determined to be 32.5%. The fair value of the options with non-market performance conditions is determined using a Black-Scholes option pricing model and are included in the weighted average assumptions above.
Stock options outstanding by exercise price
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2022:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	1,059,719	5.1	1,059,719	5.1
3.42 – 4.00	827,740	5.7	827,740	5.7
4.70 – 6.30	96,794	6.2	96,794	6.2
11.51 – 17.22	556,312	7.1	276,742	7.0
26.00 – 47.21	2,743,506	7.8	1,036,602	7.8
56.75 – 78.58	297,597	4.7	245,637	3.9
104.53 – 127.33	3,012,621	8.7	219,666	8.7
	8,594,289	7.4	3,762,900	6.3
Of the stock options outstanding as at December 31, 2022, a total of 4,368,267 (2021 - 5,351,140) are held by key management personnel.